Shareholder Report, Holdings (Details) - C000094762	Dec. 31, 2024
CMO
Holdings [Line Items]
Percent of Net Asset Value	13.40%
CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.60%
MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	24.90%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.00%
InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.50%
InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	59.60%
InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	36.90%